Filed pursuant to Rule 497
File No. 333-191925

FS INVESTMENT CORPORATION III

Supplement dated March 17, 2014

to

Prospectus dated February 19, 2014

This supplement contains information which amends, supplements or modifies certain information contained in the Prospectus of FS Investment Corporation III dated February 19, 2014 (the “Prospectus”).

You should carefully consider the “Risk Factors” beginning on page 32 of the Prospectus before you decide to invest in shares of our common stock.

Suitability Standards

This supplement supplements and amends the section of the Prospectus entitled “Suitability Standards” beginning on page i of the Prospectus by adding the following immediately after the fourth subsection of the second paragraph thereof:

Massachusetts—In addition to the suitability standards above, Massachusetts investors should not invest, in the aggregate, more than 10% of their liquid net worth in FS Investment Corporation III’s shares and in other non-traded direct participation programs. Liquid net worth shall be defined as that portion of an investor’s net worth (total assets minus liabilities) that is comprised of cash, cash equivalents and readily marketable securities.

This supplement further supplements and amends the section of the Prospectus entitled “Suitability Standards” beginning on page i of the Prospectus by adding the following immediately after the fifth subsection of the second paragraph thereof:

New Jersey—In addition to the suitability standards above, a New Jersey investor’s investment in FS Investment Corporation III and other direct participation programs may not exceed 10% of his or her liquid net worth. For these purposes, liquid net worth shall be defined as that portion of total net worth (total assets minus liabilities) that is comprised of cash, cash equivalents and readily marketable securities.

New Mexico—In addition to the suitability standards above, the state of New Mexico requires that each New Mexico investor will limit his or her investment in non-traded business development companies, including his or her investment in shares of FS Investment Corporation III’s common stock and in FS Investment Corporation III’s affiliates, to a maximum of 10% of his or her liquid net worth. Liquid net worth is that portion of an investor’s net worth that is comprised of cash, cash equivalents and readily marketable securities.

This supplement further supplements and amends the section of the Prospectus entitled “Suitability Standards” beginning on page i of the Prospectus by adding the following immediately after the sixth subsection of the second paragraph thereof:

Ohio—In addition to the suitability standards above, the state of Ohio requires that each Ohio investor limit his or her investment in shares of FS Investment Corporation III’s common stock, in its affiliates and in other non-traded business development companies to not more than 10% of his or her liquid net worth. Liquid net worth is that portion of an investor’s net worth (total assets exclusive of primary residence, home furnishings and automobiles minus total liabilities) that is comprised of cash, cash equivalents and readily marketable securities.

This supplement further supplements and amends the section of the Prospectus entitled “Suitability Standards” beginning on page i of the Prospectus by replacing the ninth subsection of the second paragraph thereof in its entirety with the following:

Tennessee—Investors who reside in the state of Tennessee must have either (i) a minimum annual gross income of $85,000 and a minimum net worth of $85,000 or (ii) a minimum net worth of $350,000 exclusive of home, home furnishings and automobiles. In addition, Tennessee residents’ investments in FS Investment Corporation III must not exceed 10% of their liquid net worth. For these purposes, liquid net worth shall be defined as that portion of total net worth (total assets minus liabilities) that is comprised of cash, cash equivalents and readily marketable securities.

Suitability Standards

This supplement supplements and amends the section of the Prospectus entitled “Suitability Standards” beginning on page 152 of the Prospectus by adding the following immediately after the fourth subsection of the third paragraph thereof:

Massachusetts—In addition to the suitability standards above, Massachusetts investors should not invest, in the aggregate, more than 10% of their liquid net worth in FS Investment Corporation III’s shares and in other non-traded direct participation programs. Liquid net worth shall be defined as that portion of an investor’s net worth (total assets minus liabilities) that is comprised of cash, cash equivalents and readily marketable securities.

This supplement further supplements and amends the section of the Prospectus entitled “Suitability Standards” beginning on page 152 of the Prospectus by adding the following immediately after the fifth subsection of the third paragraph thereof:

New Jersey—In addition to the suitability standards above, a New Jersey investor’s investment in FS Investment Corporation III and other direct participation programs may not exceed 10% of his or her liquid net worth. For these purposes, liquid net worth shall be defined as that portion of total net worth (total assets minus liabilities) that is comprised of cash, cash equivalents and readily marketable securities.

New Mexico—In addition to the suitability standards above, the state of New Mexico requires that each New Mexico investor will limit his or her investment in non-traded business development companies, including his or her investment in shares of FS Investment Corporation III’s common stock and in FS Investment Corporation III’s affiliates, to a maximum of 10% of his or her liquid net worth. Liquid net worth is that portion of an investor’s net worth that is comprised of cash, cash equivalents and readily marketable securities.

This supplement further supplements and amends the section of the Prospectus entitled “Suitability Standards” beginning on page 152 of the Prospectus by adding the following immediately after the sixth subsection of the third paragraph thereof:

Ohio—In addition to the suitability standards above, the state of Ohio requires that each Ohio investor limit his or her investment in shares of FS Investment Corporation III’s common stock, in its affiliates and in other non-traded business development companies to not more than 10% of his or her liquid net worth. Liquid net worth is that portion of an investor’s net worth (total assets exclusive of primary residence, home furnishings and automobiles minus total liabilities) that is comprised of cash, cash equivalents and readily marketable securities.

This supplement further supplements and amends the section of the Prospectus entitled “Suitability Standards” beginning on page 152 of the Prospectus by replacing the ninth subsection of the third paragraph thereof in its entirety with the following:

Tennessee—Investors who reside in the state of Tennessee must have either (i) a minimum annual gross income of $85,000 and a minimum net worth of $85,000 or (ii) a minimum net worth of $350,000 exclusive of home, home furnishings and automobiles. In addition, Tennessee residents’ investments in FS Investment Corporation III must not exceed 10% of their liquid net worth. For these purposes, liquid net worth shall be defined as that portion of total net worth (total assets minus liabilities) that is comprised of cash, cash equivalents and readily marketable securities.

Management

We have determined that our annual meetings of stockholders will commence with the 2015 Annual Meeting of Stockholders.

This supplement supplements and amends the section of the Prospectus entitled “Management—Board of Directors and Executive Officers—Directors” by replacing the subsection in its entirety with the following:

Directors

Information regarding our board of directors is set forth below. We have divided the directors into two groups—interested directors and independent directors. The address for each director is c/o FS Investment Corporation III, Cira Centre, 2929 Arch Street, Suite 675, Philadelphia, Pennsylvania 19104.

NAME	AGE	DIRECTOR SINCE	EXPIRATION OF TERM
Interested Directors
Michael C. Forman	53	2013	2015
David J. Adelman	42	2013	2015
Michael J. Heller	49	2014	2015

Independent Directors
Brian R. Ford	66	2013	2015
Jeffrey K. Harrow	56	2014	2015
Daniel J. Hilferty III	57	2014	2015
Steven D. Irwin	54	2013	2015
Robert N.C. Nix, III	58	2013	2015
Peter G. Stanley	72	2014	2015

Form of Subscription Agreement

This supplement supplements and amends the Prospectus by replacing in its entirety the Form of Subscription Agreement found in Appendix A of the Prospectus with the following:

# Subscription **Agreement**

FS Investment Corporation III

The undersigned hereby tenders this subscription and applies for the purchase of the dollar amount of shares of common stock (the "Shares") of FS Investment Corporation III, a Maryland corporation (sometimes referred to herein as the "Company"), set forth below.

## 1. Investment (Mark initial or additional investment)

Subscription Amount $ ______ ☐ Initial Investment ($5,000 minimum) ☐ Additional Investment ($500 minimum)

## 2. Investment Type (Select only one—Mark the appropriate box under brokerage or advisory)

Brokerage

☐ Public Offering Price ☐ Net of Commission*

*By a registered representative on his or her own behalf

Advisory**

☐ Wrap Account ☐ RIA

**Advisory options determined by agreement on file with FS² Capital Partners, LLC

## 3. Ownership (Select only one)

**SINGLE OWNER+**

+ Please fill out part A of the Investor Information section (section 4)

☐ Individual*

To make a transfer on death ("TOD") designation, attach a completed TOD form

**MULTIPLE OWNERS+**

☐ Community Property

☐ Tenants in Common

☐ Joint Tenants with Rights of Survivorship*

To make a TOD designation, attach a completed TOD form

**MINOR ACCOUNT+**

☐ UGMA: State of ______

☐ UTMA: State of ______

**OTHER ACCOUNT#**

# Please fill out part B of the Investor Information section (section 4)

☐ Qualified Pension ☐ Profit-Sharing Plan ☐ Estate ☐ Other+ ______

☐ Corporation ☐ Partnership ☐ Trust

* You can obtain a TOD form by visiting www.FSInvestmentCorpIII.com.

Please attach the pages of the trust or plan document (or corporate resolution) which list the names of the trust or plan, trustees, signatures and date. The FS Trustee Certification of Investment Powers Form for Trust Accounts may be completed in lieu of providing trust documents. You can obtain this form by visiting www.FSInvestmentCorpIII.com.

**QUALIFIED PLAN ACCOUNT+**

☐ Traditional IRA ☐ Roth IRA ☐ Rollover IRA ☐ SIMPLE IRA ☐ SEP ☐ KEOGH ☐ Other ______

**CUSTODIAL ARRANGEMENT** (Please select custodian)

Name of Custodian ______ Custodian Phone # ______

Mailing Address ______ (street) (city/state) (zip)

To be completed by custodian above

Custodian Tax ID # ______

Custodian Account # ______

Custodian Authorization: ______

## 4. Investor Information (Please print)

**A** Individual Owner/Beneficial Owner ______ (first, middle, last)

SSN ______ Date of Birth ______ (mm/dd/yyyy)

Joint Owner/Beneficial Owner ______ (first, middle, last)

SSN ______ Date of Birth ______ (mm/dd/yyyy)

Mailing Address ______

(You must include a permanent street address even if your mailing address is a P.O. Box) (city/state) (zip)

Street Address ______

(Leave blank if your street address and mailing address are the same) (city/state) (zip)

Phone # ______ E-mail Address ______

Country of Citizenship ______

In lieu of receiving documents by mail, you may enroll in the Franklin Square Paperless Green Program. Please visit www.FSInvestmentCorpIII.com, and click the "Investor Log-In" button. Follow this link to the E-Consent and complete the required account information.

FS Investment Corporation III

FSIC III

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FS Investment Corporation III | Subscription Agreement

4. Investor Information (continued)

B Trust/Corp/Partnership/Other Tax ID # Date of Trust

(mm/dd/yyyy)

Mailing Address

(You must include a permanent street address even if your mailing address is a P.O. Box) (city/state) (zip)

Street Address

(Leave blank if your street address and mailing address are the same) (city/state) (zip)

Trustee(s) SSN/Tax ID #

If Corporation: C Corp S Corp

Officer(s), General Partner or Authorized Person(s)

5. Distributions

If this election is not completed, the Company will default to sending the investor’s cash distributions out by check to his or her address of record provided in section 4 or to the custodian indicated in section 3, as applicable.

I hereby elect the distribution option indicated below:

I choose to participate in the Company’s Distribution Reinvestment Plan.*

I choose to have distributions deposited in a checking, savings or brokerage account. (Complete information below.)

I choose to have distributions sent to the address in section 4.

(Or section 3 for custodial or brokerage

accounts. Cash distributions for custodial and brokerage accounts will be sent to the custodian of record.)

I choose to have distributions mailed to me at the following address:

*The Company requires that each investor who elects to have his or her distributions reinvested pursuant to the Company’s Distribution Reinvestment Plan notify the Company and the broker dealer named in this Subscription Agreement in writing at any time there is a material change in his or her financial condition, including failure to meet the minimum income and net worth standards as imposed by the state in which he or she resides and as set forth in section 6 below.

I authorize the Company or its agent to deposit my distributions to the account indicated below. This authority will remain in force until I notify the Company in writing to cancel it. In the event that the Company deposits funds erroneously into my account, the Company is authorized to debit my account for the amount of the erroneous deposit. I also hereby acknowledge that funds and/or Shares in my account may be subject to applicable abandoned property, escheat or similar laws and may be transferred to the appropriate governmental authority in accordance with such laws, including as a result of account inactivity for the period of time specified in such laws or otherwise. None of the Company, its affiliates, its agents or any other person shall be liable for any property delivered in good faith to a governmental authority pursuant to applicable abandoned property, escheat or similar laws. I acknowledge that distributions may be funded from offering proceeds or borrowings, which may constitute a return of capital and reduce the amount of capital available to the Company for investment. Any capital returned to stockholders through distributions will be made after payment of fees and expenses.

Name of Financial Institution Account Type Mailing Address

(street) (city/state) (zip)

ABA Routing Number (if applicable) Account Number

6. Investor Representations (Initials required for letters a–d and any state suitability requirement that may apply)

Please carefully read and separately initial each of the representations below. In the case of joint investors, each investor must initial. Except in the case of fiduciary accounts, you may not grant any person power of attorney to make such representations on your behalf. In the case of sales to fiduciary accounts, these minimum standards shall be met by the beneficiary, the fiduciary account or by the donor or grantor who directly or indirectly supplies the funds to purchase the Shares if the donor or grantor is the fiduciary. In order to induce the Company to accept this subscription, I (we) hereby represent and warrant that:

Owner (initials)

Joint Owner (initials)

a) I (we) have received a Prospectus for the Company relating to the Shares for which I am (we are) subscribing, wherein the terms and conditions of the offering are described.

b) I (we) certify that I (we) have either (1) a net worth (not including home, furnishings, and personal automobiles) of at least $70,000 and an annual gross income of at least $70,000, or (2) a net worth (not including home, furnishings, and personal automobiles) of at least $250,000, or that I (we) meet the higher suitability requirements imposed by my (our) state of primary residence as set forth in the Prospectus for the Company relating to the Shares under “Suitability Standards.“

c) I am (we are) purchasing Shares for my (our) own account.

d) I (we) acknowledge that the Shares are not liquid, there is no public market for the Shares, and I (we) may not be able to sell the Shares.

e) If I am (we are) a resident of Idaho, I (we) certify that I (we) will not invest in the aggregate, more than 10% of my (our) liquid net worth in the Company’s common stock. Liquid net worth is defined as that portion of net worth consisting of cash, cash equivalents and readily marketable securities.

f) If I am (we are) a resident of Kansas, I (we) acknowledge that it is recommended by the Office of the Securities Commissioner that I (we) limit my (our) aggregate investment in the Company and other non-traded business development companies to not more than 10% of my (our) liquid net worth. For these purposes, liquid net worth shall be defined as that portion of total net worth (total assets minus liabilities) that is comprised of cash, cash equivalents and readily marketable securities.

g) If I am (we are) a resident of Kentucky, I (we) certify that I (we) have either (1) a minimum annual gross income of $85,000 and a minimum net worth (as defined in the NASAA Omnibus Guidelines) of $85,000 or (2) a minimum net worth alone of $300,000. In addition, I (we) certify that I (we) will not invest more than 10% of my (our) liquid net worth in the Company’s securities. For these purposes, liquid net worth shall be defined as that portion of total net worth (total assets minus liabilities) that is comprised of cash, cash equivalents and readily marketable securities.

h) If I am (we are) a resident of Maine, I (we) acknowledge that the Maine Office of Securities recommends that my (our) aggregate investment in this offering and similar offerings not exceed 10% of my (our) liquid net worth. For this purpose, “liquid net worth” is defined as that portion of net worth that consists of cash, cash equivalents and readily marketable securities.

i) If I am (we are) a resident of Massachusetts, I (we) hereby acknowledge that I (we) should not invest, in the aggregate, more than 10% of my (our) liquid net worth in the Company’s shares and in other non-traded direct participation programs. Liquid net worth shall be defined as that portion of an investor’s net worth (total assets minus liabilities) that is comprised of cash, cash equivalents and readily marketable securities.

j) If I am (we are) a resident of Nebraska, I (we) certify that my (our) investment in the Shares will not exceed 10% of my (our) net worth.

k) If I am (we are) a resident of New Jersey, I (we) certify that my (our) investment in the Company and other direct participation programs may not exceed 10% of my (our) liquid net worth. For these purposes, liquid net worth shall be defined as that portion of total net worth (total assets minus liabilities) that is comprised of cash, cash equivalents and readily marketable securities.

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FS Investment Corporation III | Subscription Agreement

6. Investor Representations (Continued) (Initials required for letters a–d and any state suitability requirement that may apply)

Joint Owner Owner (initials) (initials)

l) If I am (we are) a resident of New Mexico, I (we) certify that I (we) will limit my (our) investment in non-traded business development companies, including my (our) investment in the Shares and in the Company’s affiliates, to a maximum of 10% of my (our) liquid net worth. Liquid net worth is that portion of my (our) net worth that is comprised of cash, cash equivalents and readily marketable securities. m) If I am (we are) a resident of North Dakota, I (we) certify that I (we) have a net worth of at least ten (10) times my (our) investment in the Company and I (we) meet the suitability standards described under (b) above. n) If I am (we are) a resident of Ohio, I (we) certify that I (we) will limit my (our) investment in the Shares, in the Company’s affiliates and in other non-traded business development companies to not more than 10% of my (our) liquid net worth. Liquid net worth is that portion of my (our) net worth (total assets exclusive of primary residence, home furnishings and automobiles minus total liabilities) that is comprised of cash, cash equivalents and readily marketable securities. o) If I am (we are) a resident of Oklahoma, I (we) certify that my (our) investment in the Shares will not exceed 10% of my (our) net worth (excluding home, home furnishings and automobiles). p) If I am (we are) a resident of Oregon, I (we) certify that I (we) will limit my (our) investment in the offering to no more than 10% of my (our) net worth. q) If I am (we are) a resident of Tennessee, I (we) certify that I (we) have either (1) a minimum annual gross income of $85,000 and a minimum net worth of $85,000; or (2) a minimum net worth of $350,000 exclusive of home, home furnishings and automobiles. In addition, I (we) certify that my (our) investment in the Company does not exceed 10% of my (our) liquid net worth. For these purposes, liquid net worth shall be defined as that portion of total net worth (total assets minus liabilities) that is comprised of cash, cash equivalents and readily marketable securities.

7. Important Information (Rights, Certifications, Authorizations)

Substitute IRS Form W-9 Certification:

I (we) declare that the information supplied in this Subscription Agreement is true and correct and may be relied upon by the Company in connection with my (our) investment in the Company. Under penalties of perjury, I (we) certify that (1) the number shown in the Investor Social Security Number/Taxpayer Identification Number field in section 4 of this Subscription Agreement is my correct Taxpayer Identification Number (or I am waiting for a number to be issued to me); (2) I am not subject to backup withholding because (a) I am exempt from backup withholding, (b) I have not been notified by the Internal Revenue Service (IRS) that I am subject to backup withholding as a result of a failure to report all interest or dividends, or (c) the IRS has notified me that I am no longer subject to backup withholding; and (3) I am a U.S. person (including a non-resident alien). NOTE: You must cross out item (2) above if you have been notified by the IRS that you are currently subject to backup withholding because you have failed to report all interest or dividends on your tax return.

By signing below, you hereby acknowledge receipt of the prospectus of the Company relating to the Shares for which you have subscribed, as supplemented and amended through the date hereof (as so supplemented and amended, the “Prospectus”), not less than five (5) business days prior to the signing of this Subscription Agreement. The Prospectus is available at www.sec.gov. You are encouraged to read the Prospectus carefully before making any investment decisions. You agree that if your subscription is accepted, it will be held, together with the accompanying payment, on the terms described in the Prospectus. You agree that subscriptions may be rejected in whole or in part by the Company at its sole and absolute discretion. You understand that you will receive a confirmation of your purchase, subject to acceptance by the Company, within fifteen (15) days from the date your subscription is received and accepted, and that the sale of Shares pursuant to this Subscription Agreement will not be effective until at least five (5) business days after the date you have received a final Prospectus. Upon the original sale of Shares, you will be admitted as a stockholder no later than the last day of the calendar month following the date your subscription is accepted by the Company. Subsequent subscriptions shall be accepted or rejected by the Company within thirty (30) days of their receipt; if rejected, all funds (without interest) will be returned to you without deduction for any expenses within ten (10) business days from the date the subscription is rejected.

By signing below, you also acknowledge that you have been advised that the assignability and transferability of the Shares is restricted and governed by the terms of the Prospectus; there are risks associated with an investment in the Shares and you should rely only on the information contained in the Prospectus and not on any other information or representations from other sources; and you should not invest in the Shares unless you have an adequate means of providing for your current needs and personal contingencies and have no need for liquidity in this investment.

The Company is required by law to obtain, verify and record certain personal information from you or persons on your behalf in order to establish the account. Required information includes name, date of birth, permanent residential address and Social Security/Taxpayer Identification Number. The Company may also ask you to provide other identifying documents. If you do not provide the information, the Company may not be able to open your account. By signing the Subscription Agreement, you agree to provide this information and confirm that this information is true and correct. You further agree that the Company may discuss your personal information and your investment in the Shares at any time with your then current financial advisor. If the Company is unable to verify your identity, or that of another person(s) authorized to act on your behalf, or if the Company believes it has identified potentially criminal activity, the Company reserves the right to take action as the Company deems appropriate, which may include closing your account.

By signing below, you also acknowledge that:

An investment in the Shares is not suitable for you if you might need access to the money you invest in the foreseeable future.

You may not have access to the money you invest for an indefinite period of time.

You should not expect to be able to sell your Shares regardless of how the Company performs. If you are unable to sell your Shares, you will be unable to reduce your exposure on any market downturn.

The Company does not intend to list the Shares on any securities exchange during or for what may be a significant time after the offering period, and the Company does not expect a secondary market in the Shares to develop.

The Company intends to implement a share repurchase program, but only a limited number of Shares will be eligible for repurchase. In addition, any such repurchases will be at a 10% discount to the offering price in effect on the date of repurchase.

The Company’s distributions may be funded from unlimited amounts of offering proceeds or borrowings, which may constitute a return of capital and reduce the amount of capital available to the Company for investment. Any capital returned to you through distributions will be distributed after payment of fees and expenses.

The Company’s distributions may also be funded in significant part from the reimbursement of certain expenses, including through the waiver of certain investment advisory fees, that will be subject to repayment to the Company’s affiliate Franklin Square Holdings, L.P., or Franklin Square Holdings. Significant portions of these distributions may not be based on the Company’s investment performance and such waivers and reimbursements by Franklin Square Holdings may not continue in the future. If Franklin Square Holdings does not agree to reimburse certain of the Company’s expenses, including through the waiver of certain of its advisory fees, significant portions of these distributions may come from offering proceeds or borrowings. The repayment of any amounts owed to Franklin Square Holdings will reduce the future distributions to which you would otherwise be entitled.

The IRS does not require your consent to any provision of this Subscription Agreement other than the certifications required to avoid backup withholding.

Owner or Authorized Person Signature

Date (mm/dd/yyyy)

Joint Owner or Authorized Person Signature

Date (mm/dd/yyyy)

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FS Investment Corporation III | Subscription Agreement

8. Financial Advisor / Investor Representative

The undersigned confirm on behalf of the Broker Dealer, Financial Institution or Registered Investment Adviser that they (i) are registered and/or properly licensed in the state in which the sale of the Shares to the investor executing this Subscription Agreement has been made and that the offering of the Shares is registered for sale in such state; (ii) have reasonable grounds to believe that the information and representations concerning the investor identified herein are true, correct and complete in all respects; (iii) have discussed such investor’s prospective purchase of Shares with such investor; (iv) have advised such investor of all pertinent facts with regard to the fundamental risks of the investment, including the lack of liquidity and marketability of the Shares; (v) have delivered a current Prospectus, to such investor; (vi) have reasonable grounds to believe that the investor is purchasing these Shares for his or her own account; (vii) have reasonable grounds to believe that the purchase of Shares is a suitable investment for such investor, that the undersigned will obtain and retain records relating to such investor’s suitability for a period of six (6) years, that such investor meets the suitability standards applicable to such investor set forth in the Prospectus and related supplements, if any, that such investor is in a financial position to enable such investor to realize the benefits of such an investment and to suffer any loss that may occur with respect thereto and that such investor has an understanding of the fundamental risks of the investment, the background and qualifications of the persons managing the Company and the tax consequences of purchasing and owning Shares; and (viii) in the case of a Registered Investment Adviser, that the purchase of Shares is in the best interests of the investor. The undersigned Financial Advisor / Investor Representative or Registered Investment Adviser further represents and certifies that in connection with this subscription for Shares, he or she has complied with and has followed all applicable policies and procedures under his or her firm’s existing Anti-Money Laundering Program and Customer Identification Program.

Broker Dealer / Financial Institution Name

Financial Advisor / Investor Representative Name

(first, middle, last)

Mailing Address

(street) (city/state) (zip)

Advisor Number Branch Number Phone E-mail Address Fax

Financial Advisor / Investor Representative Signature

Date

(mm/dd/yyyy)

Principal Signature (if applicable)

Date

(mm/dd/yyyy)

9. Investment Instructions

By Wire Transfer

UMB Bank, N.A., ABA Routing #101000695,

FS Investment Corporation III, Account #9872061616 Beneficial Owner(s) (include in memo field)

Custodial Accounts

Forward Subscription Agreement to the custodian

By Mail

(Checks should be made payable to “FS Investment Corporation III”)

FS Investment Corporation III c/o DST Systems Inc.

(877) 628-8575

Regular Mail

P.O. Box 219095

Kansas City, MO 64121-9095

Express/Overnight Delivery

430 W. 7th Street Kansas City, MO 64105

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